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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-09585

                          Pioneer Research Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  December 31


Date of reporting period:  January 1, 2004 through December 31, 2004


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


item 1.REPORTS TO SHAREOWNERS.



                                     [LOGO]
                                     PIONEER
                             -----------------------
                                    RESEARCH
                                      FUND



                                     Annual
                                     Report

                                    12/31/04



                                     [Logo]
                                     PIONEER
                                 Investments(R)


Table of Contents
--------------------------------------------------------------------------------
Letter to Shareowners                                                    1

Portfolio Summary                                                        2

Performance Update                                                       3

Comparing Ongoing Fund Expenses                                          7

Portfolio Management Discussion                                          9

Schedule of Investments                                                 12

Financial Statements                                                    20

Notes to Financial Statements                                           28

Report of Independent Registered Public Accounting Firm                 35

Trustees, Officers and Service Providers                                36

The Pioneer Family of Funds                                             43

Pioneer Research Fund
--------------------------------------------------------------------------------
LETTER TO SHAREOWNERS 12/31/04
--------------------------------------------------------------------------------

 Dear Shareowner,
--------------------------------------------------------------------------------
After three calendar quarters of listless performance, U.S. equity markets improved strongly late in the year. Anxiety over energy prices, international tensions and the falling American dollar had held the markets back, but uneasiness about the presidential election was the principal source of investor hesitation. The election went smoothly, the result was decisive, and the ensuing rally pushed major indices into the black for the second year running. However, returns trailed 2003's levels. Small capitalization companies outperformed large-cap issues for the sixth consecutive year. Markets overseas were generally buoyant: commodity-rich nations saw surging demand for copper, iron ore, lumber and other materials, with much of their output destined to feed China's vast economic appetite.

Bond investors focused on longer-term issues. Reflecting the risk preference that favored small-cap stocks, high-yield bonds were the strongest performers, while higher quality issues, including U.S. Treasury issues, scored more modest gains. Municipal bond returns were generally favorable as well; economic growth spurred rising tax revenues, putting many issuers into surplus for the first time in years.

A measured pace of growth seems in store for the U.S. economy, which generated
2.2 million jobs after years of employment declines. By the end of September, the economy had tallied 12 positive quarters, and the nation's annualized growth rate stood at a respectable four percent. We believe this rate of expansion is enough to sustain growth without provoking the Federal Reserve Board into aggressive interest rate hikes aimed at calming inflation.

New investment choices

Pioneer Investment Management recently acquired twenty-two former Safeco mutual funds. After merging some Safeco offerings into existing Pioneer funds with similar goals and strategies, Pioneer now offers seven new products, including municipal bond funds and funds focused on growth. The transaction underscores Pioneer's growing presence in the ranks of major U.S. management firms and significantly broadens the investment options available to you. A conversation with your investment professional will help you understand how these new funds may enhance your portfolio diversification and fit in with your long-range goals.

Please consider a fund's investment objective, risks, charges and expenses carefully before investing. The prospectus contains this and other information about each fund and should be read carefully before you invest or send money. To obtain a prospectus and for other information on any Pioneer fund, contact your financial advisor, call 1-800-225-6292 or visit our web site at www.pioneerfunds.com.

Respectfully,

/s/Osbert M. Hood

Osbert M. Hood
President
Pioneer Investment Management, Inc.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Research Fund
PORTFOLIO SUMMARY 12/31/04


Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]


U.S. Common Stocks                                                      93.0%
International Common Stocks                                              0.4%
Exchange Traded Fund                                                     0.6%
Temporary Cash Investments                                               1.1%
Depositary Receips for International Stocks                              4.9%


 Sector Distribution
--------------------------------------------------------------------------------
(As a percentage of equity holdings)

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

Exchange Traded Fund                                                     0.6%
Utilities                                                                3.3%
Telecummunication Services                                               3.4%
Materials                                                                5.0%
Energy                                                                   6.8%
Consumer Staples                                                         8.5%
Industrials                                                             10.9%
Consumer Discretionary                                                  11.0%
Health Care                                                             13.6%
Information Technology                                                  16.2%
Financials                                                              20.7%


10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of equity holdings)*

1. Exxon Mobil Corp.        4.17%      6. Vodafone Group Plc (A.D.R)    2.64%
2. Microsoft Corp.          3.40       7. Merck & Co., Inc.             2.61
3. Bank of America Corp.    3.26       8. Bristol Myers Squibb Co.      2.35
4. Citigroup, Inc.          3.14       9. Cardinal Health               2.31
5. Altria Group, Inc.       2.65      10. Tyco International, Ltd.      2.30

* This list excludes temporary cash and derivative instruments. Portfolio holdings will vary for other periods.

Pioneer Research Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 12/31/04                                 CLASS A SHARES
--------------------------------------------------------------------------------

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value
per Share              12/31/04        12/31/03
                        $9.17          $8.30

Distributions per Share   Income      Short-Term      Long-Term
(1/1/04 - 12/31/04)       Dividends   Capital Gains   Capital Gains
                          $0.0739     $  -            $  -

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Research Fund at public offering price, compared to that of the Standard & Poor's 500 Index.

(As of December 31, 2004)
                    Net Asset    Public Offering
Period                Value           Price
Life-of-Class
(11/18/99)          -1.52%         -2.66%
5 Year              -2.61          -3.75
1 Year              11.38           4.93

[THE FOLLOWING DATA WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

Date         Value      S&P 500

11/99         $9,425     $10,000

12/00         $9,416      $9,627

12/02         $6,277      $6,611

12/04         $8,713      $9,426

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.
The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. POP returns reflect deduction of maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ. Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information. The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.
The Standard & Poor's 500 Index is a commonly used measure of the broad U.S. stock market. Index returns assume reinvestment of dividends and, unlike fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the Index.

Pioneer Research Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 12/31/04                            CLASS B SHARES
--------------------------------------------------------------------------------

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value
per Share           12/31/04     12/31/03
                     $8.87        $8.03

Distributions per Share   Income      Short-Term      Long-Term
(1/1/04 - 12/31/04)       Dividends   Capital Gains   Capital Gains
                          $0.0036     $  -            $  -

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Research Fund, compared to that of the Standard & Poor's 500 Index.

Average Annual Total Returns
(As of December 31, 2004)
                          If           If
Period                   Held       Redeemed
 Life-of-Class
(11/18/99)              -2.31%      -2.31%
5 Year                  -3.35       -3.35
1 Year                  10.51        6.51


[THE FOLLOWING DATA WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

Date               Value      S&P 500
--------------------------------------
11/18/1999         $9,425     $10,000
--------------------------------------
12/31/2000         $9,416      $9,627
--------------------------------------
12/31/2002         $6,277      $6,611
--------------------------------------
12/31/2004         $8,874      $9,426
--------------------------------------

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If redeemed" returns reflect the deduction of applicable contingent deferred sales charge (CDSC). Effective December 1, 2004, the period during which a CDSC is applied to withdrawals was shortened to 5 years. The maximum CDSC for class B shares continues to be 4%. For more complete information, please see the prospectus for details. Note: Shares purchased prior to December 1, 2004 remain subject to the CDSC in effect at the time you purchased those shares. For performance information for shares purchased prior to December 1, 2004, please visit www.pioneerfunds.com/bshares.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Standard & Poor's 500 Index is a commonly used measure of the broad U.S. stock market. Index returns assume reinvestment of dividends and, unlike fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the Index.

Pioneer Research Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 12/31/04                            CLASS C SHARES
--------------------------------------------------------------------------------

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value
per Share           12/31/04     12/31/03
                    $8.92        $8.07

Distributions per Share   Income      Short-Term      Long-Term
(1/1/04 - 12/31/04)       Dividends   Capital Gains   Capital Gains
                          $0.0049     $  -            $  -

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Research Fund, compared to that of the Standard & Poor's 500 Index.


Average Annual Total Returns
(As of December 31, 2004)
                        If            If
Period                 Held        Redeemed
Life-of-Class
(11/19/99)             -2.20%      -2.20%
5 Year                 -3.27       -3.27
1 Year                 10.60       10.60

[THE FOLLOWING DATA WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL]


Date              Value       S&P 500
--------------------------------------
11/19/1999        $10,000     $10,000
--------------------------------------
12/31/2000         $9,910      $9,627
--------------------------------------
12/31/2002         $6,530      $6,611
--------------------------------------
12/31/2004         $8,925      $9,426
--------------------------------------

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.
The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). The performance of Class C shares does not reflect the 1% front-end sales charge in effect prior to February 1, 2004. If you paid a 1% sales charge, your returns would be lower than those shown above. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ. Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information. The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.
The Standard & Poor's Stock Index is a commonly used measure of the broad U.S. stock market. Index returns assume reinvestment of dividends and, unlike fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the Index.

Pioneer Research Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 12/31/04                            CLASS Y SHARES
--------------------------------------------------------------------------------

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value
per Share           12/31/04      8/11/04
                    $9.21         $8.01

Distributions per Share   Income      Short-Term      Long-Term
(8/11/04 - 12/31/04)      Dividends   Capital Gains   Capital Gains
                          $0.0417     $  -            $  -

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Research Fund, compared to that of the Standard & Poor's 500 Index.

Average Annual Total Returns
(As of December 31, 2004)
                        If           If
Period                 Held       Redeemed
Life-of-Class
(8/11/04)              -1.51%     -1.51%
5 Years                -2.59      -2.59
1 Year                 15.51      15.51

[THE FOLLOWING DATA WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL]


Date              Value       S&P 500
--------------------------------------
8/10/2004         $10,000     $10,000
--------------------------------------
12/31/2004        $ 9,252     $ 9,426
--------------------------------------

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.
The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Performance for periods prior to the inception of Y shares reflects the NAV performance of the Fund's A shares. The performance does not reflect differences in expenses, including the Rule 12b-1 fees applicable to A shares. Since fees for A shares are generally higher than those of Y shares, the performance shown for Y shares prior to their inception would have been higher. Class A shares are used as a proxy from 11/18/99 to 8/11/04. Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors.
Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information. The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.
The Standard & Poor's 500 Index is a commonly used measure of the broad U.S. stock market. Index returns assume reinvestment of dividends and, unlike fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the Index.

Pioneer Research Fund

-------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES
-------------------------------------------------------------------------------

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2)  transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.

Using the Tables

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1. Divide your account value by $1,000 Example: an $8,600 account value [divided by] $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Research Fund

Based on actual returns from July 1, 2004 through December 31, 2004


Share Class                          A              B              C              Y
---------------------------------------------------------------------------------------
Beginning Account Value          $1,000.00      $1,000.00      $1,000.00      $1,000.00
On 7/1/04
Ending Account Value             $1,082.52      $1,078.25      $1,079.23      $1,060.60
On 12/31/04
Expenses Paid During Period*     $    6.09      $   10.14      $    9.99      $    4.07

* Expenses are equal to the Fund's annualized expense ratio of 1.16%, 1.94%, 1.91% and 1.01%, for Class A, Class B, Class C and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Pioneer Research Fund

--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES                                    (continued)
--------------------------------------------------------------------------------

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads). Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Research Fund

Based on a hypothetical 5% per year return before expenses, reflecting the period from July 1, 2004 through December 31, 2004

Share Class                          A              B              C              Y
---------------------------------------------------------------------------------------
Beginning Account Value          $1,000.00      $1,000.00      $1,000.00      $1,000.00
On 7/1/04
Ending Account Value             $1,019.30      $1,015.33      $1,015.48      $1,015.59
On 12/31/04
Expenses Paid During Period*     $    5.90      $    9.83      $    9.69      $    3.98

* Expenses are equal to the Fund's annualized expense ratio of 1.16%, 1.94%, 191% and 1.01%, for Class A, Class B, Class C and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Pioneer Research Fund

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 12/31/04
--------------------------------------------------------------------------------

In the following interview, John Sinclair and Greg Andrews, members of the Pioneer Research Fund team, discuss the factors that influenced performance for the twelve months ended December 31, 2004.

Q:   How did the U.S. stock market perform in 2004?

A: Investors had to contend with a litany of obstacles in 2004, including a sharp spike in oil prices, rising interest rates, the ongoing insurgency in Iraq and the uncertainty associated with the U.S. presidential election. Despite these would-be roadblocks, the market remained well supported by its strong underlying fundamentals. Overall, stocks held up well over the year and ended with a particularly strong fourth quarter. The economy continued to grow at a steady pace, but not so fast that the Federal Reserve felt the need to accelerate its "measured" pace of rate increases. Corporate earnings also remained robust, finishing the year at a much higher level than most analysts had anticipated. Strong earnings, in turn, translated to increased dividends and a continued improvement in corporate balance sheets.

Q:   How did the Fund perform in relation to its benchmark and peer group?

A: Class A shares of the Fund produced a total return of 11.38% at net asset value during the twelve-month period ended December 31, 2004, compared to a return of 11.04% for its benchmark, the S&P 500 Index. The average return of the 925 funds in the Fund's Lipper Large-Cap Core category was 7.79% during the same period.

     The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Q:   Please review your investment style.

A: We employ a purely "bottom-up" approach, meaning that our investment process is based almost entirely on fundamental research and individual stock selection rather than a broader view on industry sectors, the economy or the market as a whole. We strive to keep the Fund sector-neutral, meaning that its industry weightings will usually be very closely in line with those of the benchmark index. The Fund employs a team of 18 analysts, each of whom has a mandate to find the stocks they think are most likely to outperform within a particular area of the market. The result is a diversified portfolio whose performance is almost entirely the result of our effort to find the best individual stocks in the market. We believe this disciplined, focused

Pioneer Research Fund

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 12/31/04                           (continued)
--------------------------------------------------------------------------------

     approach is the most effective way to strive for outperformance over the long term.

Q:   What factors helped and hurt Fund performance during 2004?

A: Our stock selection in health care was very strong. Looking first at large-cap pharmaceuticals, we added value through our active decision not to own Pfizer, which tumbled in December when its already cloudy outlook was made worse by the announcement of safety issues with its drug Celebrex. Our holding in Schering Plough also added value, but a position in Merck - which also had to pull a drug from the market due to safety concerns - was a notable detractor. On a net basis, Sepracor, a pharmaceutical company that focuses on treatment for respiratory and central nervous system disorders, significantly outperformed.

     We also added value in the health care equipment and services area, where Johnson & Johnson acquired our holding in Guidant in the fourth quarter. The Fund's position in St. Jude Medical produced a strong return, and we sold the stock after it reached our price target in the second half of the year. In addition, our decision to purchase the service company Cardinal Health after it sold off at mid-year allowed the Fund to benefit from the stock's subsequent rebound.

     Our stock selection was also very strong within financials, where the outperformance of Freddie Mac - which we bought in 2003 on the belief that the market was misinterpreting its accounting problems - boosted Fund returns. Bank of America and Providian Financial were other notable winners in this sector. On the negative side, Citicorp was an underperformer. However, we believe the company is reasonably valued, based on its long-term growth prospects as well as its price-to-earnings and price-to-book ratios. A recent addition to the portfolio is Merrill Lynch, which we believe is positioned to benefit from the return to normalcy in the capital markets business.

     Top contributors in industrials included Tyco International and Deere. Deere was a significant gainer, as farm spending was higher than most analysts had anticipated coming into the year. A notable detractor to performance was our position in Corinthian Colleges, a for-profit education company.

     Stocks in the utilities sector performed well in 2004 due to higher energy prices, improving fundamentals and investors' thirst for higher-yielding investments. Our holdings in Exelon, NRG (a newer holding) and Questar were all helpful to returns.

10

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Pioneer Research Fund

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     The improving global economy led to strong demand for basic materials, boosting the performance of stocks in this sector. We had success with our stock picks: Praxair, Ball Corp and Phelps Dodge, as well as the coal company Peabody Energy. One of our standout performers was Canadian National Railway, which we believe is superior to the majority of its U.S. competitors due to its strong management team and its ability to raise prices as demand increases.

     Our selection within technology proved to be the most significant detractor to Fund performance during the year. Positions in Sandisk, Hewlett-Packard and UTStarcom all underperformed, and together knocked well over a percentage point from the Fund's return.

     The energy sector performed very well in 2004 as the rising price of oil padded profits for energy companies. However, our stock picks underperformed the benchmark due to our belief that better opportunities existed among exploration and production stocks - which lagged on a relative basis - than in the equipment and services area, which outperformed. The Fund's largest holding in energy is Exxon Mobil, which lagged the overall group during the past year. We believe the company is positioned to outperform its rivals in the event that oil prices fall back to a more reasonable long-term level in the high 20s and low 30s, since it has less direct exposure to the commodity's price movements.

Q:   Do you have any final thoughts for investors?

A: Believing there is little value we can add by trying to forecast macroeconomic factors or the relative performance of various industry groups, we remain committed to our research-driven approach. Regardless of the direction of the overall market, we believe Fund shareholders have the potential to benefit from our efforts to identify the highest-quality stocks in the market.





Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

                                                                              11

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Pioneer Research Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/04
--------------------------------------------------------------------------------

Shares                                                                Value
             COMMON STOCKS - 98.1%
             Energy - 6.8%
             Integrated Oil & Gas - 5.8%
   4,028     ConocoPhillips                                     $   349,751
  16,864     Exxon Mobil Corp.                                      864,449
                                                                -----------
                                                                $ 1,214,200
                                                                -----------
             Oil & Gas Refining Marketing & Transportation - 1.0%
   4,831     Premcor, Inc.                                      $   203,723
                                                                -----------
             Total Energy                                       $ 1,417,923
                                                                -----------
             Materials - 4.9%
             Commodity Chemicals - 0.7%
   3,143     Praxair, Inc.                                      $   138,763
                                                                -----------
             Diversified Chemical - 0.7%
   2,146     PPG Industries, Inc.                               $   146,271
                                                                -----------
             Diversified Metals & Mining - 2.0%
   4,058     Freeport-McMoRan Copper & Gold, Inc. (Class B)     $   155,137
   1,278     Peabody Energy Corp.                                   103,403
   1,606     Phelps Dodge Corp.                                     158,866
                                                                -----------
                                                                $   417,406
                                                                -----------
             Metal & Glass Containers - 0.5%
   2,190     Ball Corp.                                         $    96,316
                                                                -----------
             Paper Products - 1.1%
   8,478     Flowserve Corp.*                                   $   233,484
                                                                -----------
             Total Materials                                    $ 1,032,240
                                                                -----------
             Capital Goods - 8.2%
             Aerospace & Defense - 0.7%
   2,502     Northrop Grumman Corp.                             $   136,009
                                                                -----------
             Industrial Conglomerates - 5.8%
   8,282     American Standard Co., Inc.*                       $   342,212
   1,554     ITT Industries, Inc.                                   131,235
     604     Johnson Controls, Inc.                                  38,318
  13,346     Tyco International Ltd.                                476,986
   2,277     United Technologies Corp.                              235,328
                                                                -----------
                                                                $ 1,224,079
                                                                -----------

   The accompanying notes are an integral part of these financial statements.

12

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--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Shares                                                       Value
             Industrial Machinery - 1.7%
   4,735     Deere & Co.                               $   352,284
                                                       -----------
             Total Capital Goods                       $ 1,712,372
                                                       -----------
             Commercial Services & Supplies - 0.5%
             Diversified Commercial Services - 0.5%
   2,144     H & R Block, Inc.                         $   105,056
                                                       -----------
             Total Commercial Services & Supplies      $   105,056
                                                       -----------
             Transportation - 2.1%
             Railroads - 0.9%
   3,007     Canadian National Railway Co.             $   184,179
                                                       -----------
             Trucking - 1.2%
   2,979     United Parcel Service (b)                 $   254,585
                                                       -----------
             Total Transportation                      $   438,764
                                                       -----------
             Automobiles & Components - 0.5%
             Auto Parts & Equipment - 0.5%
   1,073     Lear Corp.                                $    65,464
     604     Magna International, Inc.                      49,860
                                                       $   115,324
                                                       -----------
             Total Automobiles & Components            $   115,324
                                                       -----------
             Hotels, Restaurants & Leisure - 1.0%
             Restaurants - 1.0%
   3,898     Ruby Tuesday, Inc.                        $   101,660
   2,200     Tricon Global Restaurants, Inc.               103,796
                                                       -----------
                                                       $   205,456
                                                       -----------
             Total Hotels, Restaurants & Leisure       $   205,456
                                                       -----------
             Media - 3.5%
             Broadcasting & Cable Television - 0.9%
  16,564     Liberty Media Corp.*                      $   181,873
                                                       -----------
             Movies & Entertainment - 2.0%
  14,867     The Walt Disney Co.                       $   413,303
                                                       -----------
             Publishing - 0.6%
   1,525     Gannett Co.                               $   124,593
                                                       -----------
             Total Media                               $   719,769
                                                       -----------

   The accompanying notes are an integral part of these financial statements.

                                                                              13

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Pioneer Research Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/04                                   (continued)
--------------------------------------------------------------------------------

Shares                                                    Value
             Retailing - 3.8%
             Apparel Retail - 1.7%
   4,088     Liz Claiborne, Inc.                     $  172,554
     898     Nike, Inc.                                  81,440
   3,900     Ross Stores, Inc.                          112,593
                                                     ----------
                                                     $  366,587
                                                     ----------
             Department Stores - 1.0%
   5,066     J.C. Penney Co., Inc.                   $  209,732
                                                     ----------
             General Merchandise Stores - 1.1%
   4,295     Target Corp.                            $  223,039
                                                     ----------
             Total Retailing                         $  799,358
                                                     ----------
             Food & Drug Retailing - 3.5%
             Drug Retail - 1.0%
   5,261     Walgreen Co.                            $  201,865
                                                     ----------
             Food Retail - 0.4%
   2,408     Dean Foods Co.*                         $   79,344
                                                     ----------
             Hypermarkets & Supercenters - 2.1%
   8,382     Wal-Mart Stores, Inc.                   $  442,737
                                                     ----------
             Total Food & Drug Retailing             $  723,946
                                                     ----------
             Food, Beverage & Tobacco - 5.1%
             Soft Drinks - 2.5%
   4,841     Cott Corp.*                             $  119,718
   7,693     PepsiCo, Inc.                              401,575
                                                     ----------
                                                     $  521,293
                                                     ----------
             Tobacco - 2.6%
   9,013     Altria Group, Inc.                      $  550,694
                                                     ----------
             Total Food, Beverage & Tobacco          $1,071,987
                                                     ----------
             Household & Personal Products - 1.9%
             Household Products - 0.7%
   2,517     Clorox Co.                              $  148,327
                                                     ----------
             Personal Products - 1.2%
   6,488     Avon Products, Inc.                     $  251,086
                                                     ----------
             Total Household & Personal Products     $  399,413
                                                     ----------

   The accompanying notes are an integral part of these financial statements.

14

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Pioneer Research Fund


Shares                                                        Value
             Health Care Equipment & Services - 7.1%
             Health Care Distributors - 4.6%
  19,013     Bristol-Myers Squibb Co.                   $   487,113
   8,253     Cardinal Health, Inc.                          479,912
                                                        -----------
                                                        $   967,025
                                                        -----------
             Health Care Equipment - 1.3%
   3,826     Guidant Corp.                              $   275,855
                                                        -----------
             Health Care Facilities - 0.5%
   2,739     HCA, Inc.                                  $   109,450
                                                        -----------
             Managed Health Care - 0.7%
   1,243     Wellpoint, Inc.*                           $   142,945
                                                        -----------
             Total Health Care Equipment & Services     $ 1,495,275
                                                        -----------
             Pharmaceuticals & Biotechnology - 6.3%
             Biotechnology - 1.2%
   3,167     Amgen, Inc.*                               $   203,163
   4,900     Cubist Pharmaceuticals, Inc.*                   57,967
                                                        -----------
                                                        $   261,130
                                                        -----------
             Pharmaceuticals - 5.1%
   2,294     Astrazeneca Plc                            $    83,132
   6,607     IVAX Corp.*                                    104,523
  16,853     Merck & Co., Inc.                              541,655
  16,300     Schering-Plough Corp.                          340,344
                                                        -----------
                                                        $ 1,069,654
                                                        -----------
             Total Pharmaceuticals & Biotechnology      $ 1,330,784
                                                        -----------
             Banks - 7.8%
             Diversified Banks - 5.8%
  14,373     Bank of America Corp.                      $   675,387
   5,381     U.S. Bancorp                                   168,533
   6,965     Wachovia Corp.                                 366,359
                                                        -----------
                                                        $ 1,210,279
                                                        -----------
             Thrifts & Mortgage Finance - 2.0%
   5,746     Freddie Mac                                $   423,480
                                                        -----------
             Total Banks                                $ 1,633,759
                                                        -----------

   The accompanying notes are an integral part of these financial statements.

                                                                              15

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Pioneer Research Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/04                                   (continued)
--------------------------------------------------------------------------------

Shares                                                       Value
           Diversified Financials - 8.2%
           Consumer Finance - 0.3%
   108     White Mountains Insurance Group, Ltd.       $    69,768
                                                       -----------
           Asset Management & Custody Banks - 1.1%
 7,226     The Bank of New York Co., Inc.              $   241,493
                                                       -----------
           Consumer Finance - 0.8%
10,492     Providian Financial Corp.*                  $   172,803
                                                       -----------
           Investment Banking & Brokerage - 2.8%
 2,729     Goldman Sachs Group, Inc.                   $   283,925
 5,156     Merrill Lynch & Co., Inc.                       308,174
                                                       -----------
                                                       $   592,099
                                                       -----------
           Diversified Financial Services - 3.1%
13,534     Citigroup, Inc.                             $   652,068
                                                       -----------
           Total Diversified Financials                $ 1,728,231
                                                       -----------
           Insurance - 3.9%
           Insurance Brokers - 0.3%
 1,604     Willis Group Holdings, Ltd. (b)             $    66,037
                                                       -----------
           Life & Health Insurance - 0.3%
 3,558     UNUM Corp.                                  $    63,831
                                                       -----------
           Multi-Line Insurance - 2.2%
 4,482     American International Group, Inc.          $   294,333
     1     Berkshire Hathaway, Inc.*                        87,900
 1,275     Hartford Financial Services Group, Inc.          88,370
                                                       -----------
                                                       $   470,603
                                                       -----------
           Property & Casualty Insurance - 1.1%
 2,799     ACE, Ltd.                                   $   119,657
    17     Berkshire Hathaway, Inc. (Class B)*              49,912
 1,195     Safeco Corp.                                     62,427
                                                       -----------
                                                       $   231,996
                                                       -----------
           Total Insurance                             $   832,467
                                                       -----------
           Real Estate - 0.4%
           Real Estate Investment Trust - 0.4%
 3,884     BioMed Property Trust, Inc.                 $    86,264
                                                       -----------
           Total Real Estate                           $    86,264
                                                       -----------

   The accompanying notes are an integral part of these financial statements.

16

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Pioneer Research Fund

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Shares                                                                 Value
             Software & Services - 5.7%
             Application Software - 4.1%
   6,287     Macrovision Corp.*                                  $   161,702
  26,399     Microsoft Corp.                                         705,117
                                                                 -----------
                                                                 $   866,819
                                                                 -----------
             Home Entertainment Software - 0.5%
   2,714     Take-Two Interactive Software, Inc.* (b)            $    94,420
                                                                 -----------
             IT Consulting & Other Services - 1.1%
   5,650     Accenture, Ltd.*                                    $   152,550
   2,102     Anteon International Corp.*                              87,990
                                                                 -----------
                                                                 $   240,540
                                                                 -----------
             Total Software & Services                           $ 1,201,779
                                                                 -----------
             Technology Hardware & Equipment - 7.5%
             Communications Equipment - 1.7%
   7,682     Avaya, Inc.*                                        $   132,130
   3,418     Qualcomm, Inc.                                          144,923
   3,372     UTStarcom, Inc.* (b)                                     74,690
                                                                 -----------
                                                                 $   351,743
                                                                 -----------
             Computer Hardware - 4.0%
  10,277     Dell, Inc.*                                         $   433,073
   1,651     Diebold, Inc.                                            92,010
  14,669     Hewlett-Packard Co.                                     307,609
                                                                 -----------
                                                                 $   832,692
                                                                 -----------
             Computer Storage & Peripherals - 1.8%
  15,302     Sandisk Corp.*                                      $   382,091
                                                                 -----------
             Total Technology Hardware & Equipment               $ 1,566,526
                                                                 -----------
             Semiconductors - 2.9%
  10,631     Intel Corp.                                         $   248,659
  15,250     Taiwan Semiconductor Manufacturing Co. (A.D.R.)         129,473
   9,057     Texas Instruments, Inc.                                 222,983
                                                                 -----------
             Total Semiconductors                                $   601,115
                                                                 -----------
             Telecommunication Services - 3.4%
             Integrated Telecommunication Services - 0.8%
   5,637     BellSouth Corp.                                     $   156,652
                                                                 -----------

   The accompanying notes are an integral part of these financial statements.

Pioneer Research Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/04                                   (continued)
--------------------------------------------------------------------------------

Shares                                                            Value
              Wireless Telecommunication Services - 2.6%
  20,023      Vodafone Group Plc (A.D.R.)                   $   548,230
                                                            -----------
              Total Telecommunication Services              $   704,882
                                                            -----------
              Utilities - 3.3%
              Electric Utilities - 1.8%
   4,885      Exelon Corp.                                  $   215,282
   4,672      PG&E Corp.*                                       155,484
                                                            -----------
                                                            $   370,766
                                                            -----------
              Gas Utilities - 0.6%
   2,281      Questar Corp.                                 $   116,240
                                                            -----------
              Multi-Utilities & Unregulated Power - 1.0%
   5,719      NRG Energy, Inc.*                             $   206,170
                                                            -----------
              Total Utilities                               $   693,176
                                                            -----------
              TOTAL COMMON STOCKS
              (Cost $18,576,665)                            $20,615,866
                                                            -----------
              EXCHANGE TRADED FUND - 0.6%
   1,050      S & P 500 Exchange Traded Fund                $   126,840
                                                            -----------
              TOTAL EXCHANGE TRADED FUND
              (Cost $123,862)                               $   126,840
                                                            -----------
              TEMPORARY CASH INVESTMENTS - 1.1%
              Security Lending Collateral - 1.1%
 240,032      Securities Lending Investment Fund, 2.18%     $   240,032
                                                            -----------
              TOTAL TEMPORARY CASH INVESTMENTS
              (Cost $240,032)                               $   240,032
                                                            -----------
              TOTAL INVESTMENTS IN SECURITIES - 99.8%
              (Cost $18,940,559)(a)                         $20,982,738
                                                            -----------
              OTHER ASSETS AND LIABILITIES - 0.2%           $    31,447
                                                            -----------
              TOTAL NET ASSETS - 100.0%                     $21,014,185
                                                            -----------



   The accompanying notes are an integral part of these financial statements.

Pioneer Research Fund

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

(A.D.R.) American Depositary Receipt

*        Non-income producing security

(a)      At December 31, 2004, the net unrealized gain on investments based on cost for federal income tax purposes of $19,121,054 was as follows:
         Aggregate gross unrealized gain for all investments in which
         there is an excess of value over tax cost                                         $ 2,453,159
         Aggregate gross unrealized loss for all investments in which
         there is an excess of tax cost over value                                            (591,475)
                                                                                           -----------
         Net unrealized gain                                                               $ 1,861,684
                                                                                           -----------
(b)      At December 31, 2004, the following securities were out on loan:


Shares     Security                                 Market Value
2,578      Take-Two Interactive Software, Inc.*     $  89,689
  116      United Parcel Service                        9,913
3,203      UTStarcom, Inc.*                            70,946
1,524      Willis Group Holdings, Ltd.                 62,743
                                                    ---------
           Total                                    $ 233,291
                                                    =========

Purchases and sales of securities (excluding temporary cash investments) for the year ended December 31, 2004 aggregated $20,210,717 and $20,932,876, respectively.

   The accompanying notes are an integral part of these financial statements.

Pioneer Research Fund

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 12/31/04
--------------------------------------------------------------------------------

ASSETS:
  Investment in securities, at value (including securities
   loaned of $233,291) (cost $18,940,559)                         $20,982,738
  Cash                                                                238,822
  Receivables -
   Fund shares sold                                                   188,146
   Dividends, interest and foreign taxes withheld                      34,480
   Due from Pioneer Investment Management, Inc.                        10,738
  Other                                                                 1,801
                                                                  ------------
     Total assets                                                 $21,456,725
                                                                  ------------
LIABILITIES:
  Payables -
   Investment securities purchased                                $     1,696
   Fund shares repurchased                                            126,429
   Upon return of securities loaned                                   240,032
   Forward foreign currency settlement contracts, net                      11
  Due to affiliates                                                    16,898
  Accrued expenses                                                     57,474
                                                                  ------------
     Total liabilities                                            $   442,540
                                                                  ------------
NET ASSETS:
  Paid-in capital                                                 $25,449,140
  Distributions in excess of net investment income                     (3,489)
  Accumulated net realized loss on investments and foreign
   currency transactions                                           (6,473,631)
  Net unrealized gain on investments and foreign currency
   transactions                                                     2,042,179
  Net unrealized loss on assets and liabilities denominated in
   foreign currencies                                                     (14)
                                                                  ------------
     Total net assets                                             $21,014,185
                                                                  ------------
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
  Class A (based on $8,096,497/882,987 shares)                    $      9.17
                                                                  ------------
  Class B (based on $6,972,343/785,986 shares)                    $      8.87
                                                                  ------------
  Class C (based on $3,571,729/400,534 shares)                    $      8.92
                                                                  ------------
  Class Y (based on $2,373,615/257,690 shares)                    $      9.21
                                                                  ------------
MAXIMUM OFFERING PRICE:
  Class A ($9.17 [divided by] 94.25%)                             $      9.73
                                                                  ------------

   The accompanying notes are an integral part of these financial statements.

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--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
For the Year Ended 12/31/04

INVESTMENT INCOME:
  Dividends (net of foreign taxes withheld of $1,828)         $ 373,639
  Interest                                                          839
  Income from securities loaned, net                                899
                                                              ----------
     Total investment income                                                   $  375,377
                                                                               ----------
EXPENSES:
  Management fees                                             $ 142,971
  Transfer agent fees and expenses
   Class A                                                       16,499
   Class B                                                       17,146
   Class C                                                        7,706
   Class Y                                                           42
  Distribution fees
   Class A                                                       19,719
   Class B                                                       71,868
   Class C                                                       36,274
  Administrative reimbursements                                  18,500
  Custodian fees                                                 22,509
  Registration fees                                              69,830
  Professional fees                                              47,823
  Printing expense                                               21,750
  Fees and expenses of nonaffiliated trustees                     4,932
  Miscellaneous                                                   4,827
                                                              ----------
     Total expenses                                                            $  502,396
     Less management fees waived and expenses reim-
       bursed by Pioneer Investment Management, Inc.                             (197,199)
     Less fees paid indirectly                                                       (266)
                                                                               ----------
     Net expenses                                                              $  304,931
                                                                               ----------
       Net investment income                                                   $   70,446
                                                                               ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS,
FUTURES CONTRACTS AND FOREIGN CURRENCY TRANSACTIONS:
  Net realized gain (loss) on:
   Investments                                                $1,317,738
   Futures contracts                                             17,515
   Forward foreign currency contracts and other assets and
     liabilities denominated in foreign currencies               (3,489)       $1,331,764
                                                              ----------       ----------
  Change in net unrealized gain (loss) on:
   Investments                                                $ 651,902
   Other assets and liabilities denominated in foreign
     currencies                                                     (14)       $  651,888
                                                              ----------       ----------
  Net gain on investments, futures contracts and foreign
   currency transactions                                                       $1,983,652
                                                                               ----------
  Net increase in net assets resulting from operations                         $2,054,098
                                                                               ----------

   The accompanying notes are an integral part of these financial statements.

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--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
For the Years Ended 12/31/04 and 12/31/03, respectively

                                                            Year Ended         Year Ended
                                                             12/31/04           12/31/03
FROM OPERATIONS:
Net investment income (loss)                             $    70,446        $   (44,542)
Net realized gain (loss) on investments and futures
  contracts                                                1,331,764            (28,009)
Change in net unrealized gain on investments                 651,888          3,976,005
                                                         -----------        -----------
   Net increase in net assets resulting from
     operations                                          $ 2,054,098        $ 3,903,454
                                                         -----------        -----------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
   Class A ($0.07 and $0.00 per share, respectively)     $   (64,580)       $         -
   Class B ($0.00 and $0.00 per share, respectively)          (2,900)                 -
   Class C ($0.01 and $0.00 per share, respectively)          (1,970)                 -
   Class Y ($0.04 and $0.00 per share, respectively)          (9,305)                 -
                                                         -----------        -----------
     Total distributions to shareowners                  $   (78,755)                 -
                                                         -----------        -----------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                         $ 4,274,780        $ 4,022,445
Reinvestment of distributions                                 67,428                  -
                                                         -----------        -----------
Cost of shares repurchased                               $(5,068,132)       $(5,222,154)
                                                         -----------        -----------
   Net increase in net assets resulting from
     Fund share transactions                             $  (725,924)       $(1,199,709)
                                                         -----------        -----------
   Net increase in net assets                            $ 1,249,419        $ 2,703,745
NET ASSETS:
Beginning of year                                         19,764,766         17,061,021
                                                         -----------        -----------
End of year (including distributions in excess of net
  investment loss of ($3,489) and $0, respectively)      $21,014,185        $19,764,766
                                                         -----------        -----------

   The accompanying notes are an integral part of these financial statements.

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--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS                                (continued)
--------------------------------------------------------------------------------
For the Years Ended 12/31/04 and 12/31/03, respectively

                                   '04 Shares      '04 Amount       '03 Shares    '03 Amount
CLASS A
Shares sold                          118,957     $ 1,002,536          185,245     $1,330,226
Reinvestment of distributions          6,016          54,744
Less shares repurchased             (235,477)     (1,987,362)        (194,674)    (1,396,423)
                                    --------     -----------         --------     ----------
   Net decrease                     (110,504)    $  (930,082)          (9,429)    $  (66,197)
                                    --------     -----------         --------     ----------
CLASS B
Shares sold                           66,249     $   541,113          144,651     $1,063,122
Reinvestment of distributions            237           2,087
Less shares repurchased             (218,467)     (1,811,616)        (224,759)    (1,596,585)
                                    --------     -----------         --------     ----------
   Net decrease                     (151,981)    $(1,268,416)         (80,108)    $ (533,463)
                                    --------     -----------         --------     ----------
CLASS C
Shares sold                           51,076     $   423,006          231,963     $1,629,097
Reinvestment of distributions            152           1,344
Less shares repurchased             (144,892)     (1,189,250)        (315,126)    (2,229,146)
                                    --------     -----------         --------     ----------
   Net decrease                      (93,664)    $  (764,900)         (83,163)    $ (600,049)
                                    --------     -----------         --------     ----------
CLASS Y(a)
Shares sold                          266,307     $ 2,308,125
Reinvestment of distributions          1,011           9,253
Less shares repurchased               (9,628)        (79,904)
                                    --------     -----------
   Net increase                      257,690     $ 2,237,474
                                    --------     -----------

(a)  Class Y shares were first publicly offered on August 11, 2004.

   The accompanying notes are an integral part of these financial statements.


                                                                Year Ended   Year Ended   Year Ended   Year Ended   Year Ended
                                                                 12/31/04   12/31/03(a)    12/31/02     12/31/01     12/31/00
CLASS A
FINANCIAL HIGHLIGHTS
Pioneer Research Fund
Net asset value, beginning of period                             $  8.30      $  6.66      $   8.61     $   9.99     $ 10.55
                                                                 -------      -------      --------     --------     -------
Increase (decrease) from investment operations:
 Net investment income (loss)                                    $  0.07      $  0.02      $  (0.02)    $  (0.04)    $ (0.03)
 Net realized and unrealized gain (loss) on investments             0.87         1.62         (1.93)       (1.34)      (0.53)
                                                                 -------      -------      --------     --------     -------
  Net increase (decrease) from investment operations             $  0.94      $  1.64      $  (1.95)    $  (1.38)    $ (0.56)
Distributions to shareowners:
 Net investment income                                             (0.07)           -             -            -           -
                                                                 -------      -------      --------     --------     -------
Net increase (decrease) in net asset value                       $  0.87      $  1.64      $  (1.95)    $  (1.38)    $ (0.56)
                                                                 -------      -------      --------     --------     -------
Net asset value, end of period                                   $  9.17      $  8.30      $   6.66     $   8.61     $  9.99
                                                                 -------      -------      --------     --------     -------
Total return*                                                      11.38%       24.62%       (22.65)%     (13.81)%     (5.31)%
Ratio of net expenses to average net assets+                        1.16%        1.40%         1.75%        1.75%       1.70%
Ratio of net investment income (loss) to average net assets+        0.79%        0.21%        (0.28)%      (0.43)%     (0.46)%
Portfolio turnover rate                                              106%          74%            6%          24%         33%
Net assets, end of period (in thousands)                         $ 8,096      $ 8,244      $  6,680     $  9,491     $10,768
Ratios with no waivers of management fees and assumption of
 expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                       2.20%        1.96%         2.08%        1.88%       2.08%
 Net investment loss                                               (0.25)%      (0.35)%       (0.61)%      (0.56)%     (0.84)%
Ratios with waiver of management fees and assumption of expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                       1.16%        1.40%         1.75%        1.75%       1.66%
 Net investment income (loss)                                       0.79%        0.21%        (0.28)%      (0.43)%     (0.42)%

(a) Effective December 11, 2003, the Fund began following a policy that focuses on investment selection regardless of tax impact to shareholders, rather than following the previous "tax-managed" policy that had focused on minimizing dividend income and avoided realizing capital gains.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
+    Ratio with no reduction for fees paid indirectly.

   The accompanying notes are an integral part of these financial statements.


                                                                 Year Ended      Year Ended
                                                                  12/31/04      12/31/03(a)
CLASS B
FINANCIAL HIGHLIGHTS
Pioneer Research Fund
Net asset value, beginning of period                            $    8.03         $  6.50
                                                                ---------         -------
Increase (decrease) from investment operations:
 Net investment loss                                            $   (0.00)(b)     $ (0.04)
 Net realized and unrealized gain (loss) on investments              0.84            1.57
                                                                ---------         -------
  Net increase (decrease) from investment operations            $    0.84         $  1.53
Distributions to shareowners:
 Net investment income                                              (0.00)(b)           -
                                                                ---------         -------
Net increase (decrease) in net asset value                      $    0.84         $  1.53
                                                                ---------         -------
Net asset value, end of period                                  $    8.87         $  8.03
                                                                ---------         -------
Total return*                                                       10.51%          23.54%
Ratio of net expenses to average net assets+                         1.95%           2.20%
Ratio of net investment loss to average net assets+                 (0.00)%(b)      (0.59)%
Portfolio turnover rate                                               106%             74%
Net assets, end of period (in thousands)                        $   6,972         $ 7,532
Ratios with no waivers of management fees and assumption of
 expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                        2.98%           2.76%
 Net investment loss                                                (1.03)%         (1.15)%
Ratios with waiver of management fees and assumption of expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                        1.95%           2.20%
 Net investment loss                                                (0.00)%(b)      (0.59)%


                                                              Year Ended   Year Ended   Year Ended
                                                               12/31/02     12/31/01     12/31/00
CLASS B
FINANCIAL HIGHLIGHTS
Pioneer Research Fund
Net asset value, beginning of period                          $    8.45    $    9.89     $ 10.52
                                                              ---------    ---------     -------
Increase (decrease) from investment operations:
 Net investment loss                                          $   (0.07)   $   (0.10)    $ (0.09)
 Net realized and unrealized gain (loss) on investments           (1.88)       (1.34)      (0.54)
                                                              ---------    ---------     -------
  Net increase (decrease) from investment operations          $   (1.95)   $   (1.44)    $ (0.63)
Distributions to shareowners:
 Net investment income                                                -            -           -
                                                              ---------    ---------     -------
Net increase (decrease) in net asset value                    $   (1.95)   $   (1.44)    $ (0.63)
                                                              ---------    ---------     -------
Net asset value, end of period                                $    6.50    $    8.45     $  9.89
                                                              ---------    ---------     -------
Total return*                                                    (23.08)%     (14.56)%     (5.99)%
Ratio of net expenses to average net assets+                       2.45%        2.53%       2.47%
Ratio of net investment loss to average net assets+               (0.97)%      (1.21)%     (1.23)%
Portfolio turnover rate                                               6%          24%         33%
Net assets, end of period (in thousands)                      $   6,613    $   9,732     $10,466
Ratios with no waivers of management fees and assumption of
 expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                      2.78%        2.66%       2.86%
 Net investment loss                                              (1.30)%      (1.34)%     (1.62)%
Ratios with waiver of management fees and assumption of expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                      2.45%        2.51%       2.43%
 Net investment loss                                              (0.97)%      (1.19)%     (1.19)%

(a) Effective December 11, 2003, the Fund began following a policy that focuses on investment selection regardless of tax impact to shareholders, rather than following the previous "tax-managed" policy that had focused on minimizing dividend income and avoided realizing capital gains.
(b) Amounts round to less than one cent per share, or for percentages less than 0.01%. * Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
+    Ratio with no reduction for fees paid indirectly.

   The accompanying notes are an integral part of these financial statements.


                                                                 Year Ended      Year Ended
                                                                  12/31/04      12/31/03(a)
CLASS C
FINANCIAL HIGHLIGHTS
Pioneer Research Fund
Net asset value, beginning of period                            $    8.07         $  6.53
                                                                ---------         -------
Increase (decrease) from investment operations:
 Net investment loss                                            $   (0.00)(b)     $ (0.04)
 Net realized and unrealized gain (loss) on investments              0.85            1.58
                                                                ---------         -------
  Net increase (decrease) from investment operations            $    0.85         $  1.54
Distributions to shareowners:
 Net investment income                                              (0.00)(b)           -
                                                                ---------         -------
Net increase (decrease) in net asset value                      $    0.85         $  1.54
                                                                ---------         -------
Net asset value, end of period                                  $    8.92         $  8.07
                                                                ---------         -------
Total return*                                                       10.60%          23.58%
Ratio of net expenses to average net assets+                         1.92%           2.14%
Ratio of net investment loss to average net assets+                 (0.00)%(b)      (0.53)%
Portfolio turnover rate                                               106%             74%
Net assets, end of period (in thousands)                        $   3,572         $ 3,989
Ratios with no waivers of management fees and assumption of
 expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                        2.94%           2.70%
 Net investment loss                                                (1.02%)         (1.09%)
Ratios with waiver of management fees and assumption of expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                        1.92%           2.14%
 Net investment loss                                                (0.00)%(b)      (0.53)%




                                                              Year Ended   Year Ended   Year Ended
                                                               12/31/02     12/31/01     12/31/00
CLASS C
FINANCIAL HIGHLIGHTS
Pioneer Research Fund
Net asset value, beginning of period                          $    8.48    $    9.91     $ 10.54
                                                              ---------    ---------     -------
Increase (decrease) from investment operations:
 Net investment loss                                          $   (0.07)   $   (0.11)    $ (0.08)
 Net realized and unrealized gain (loss) on investments           (1.88)       (1.32)      (0.55)
                                                              ---------    ---------     -------
  Net increase (decrease) from investment operations          $   (1.95)   $   (1.43)    $ (0.63)
Distributions to shareowners:
 Net investment income                                                -            -           -
                                                              ---------    ---------     -------
Net increase (decrease) in net asset value                    $   (1.95)   $   (1.43)    $ (0.63)
                                                              ---------    ---------     -------
Net asset value, end of period                                $    6.53    $    8.48     $  9.91
                                                              ---------    ---------     -------
Total return*                                                    (23.00)%     (14.43)%     (5.98)%
Ratio of net expenses to average net assets+                       2.35%        2.45%       2.40%
Ratio of net investment loss to average net assets+               (0.88)%      (1.12)%     (1.17)%
Portfolio turnover rate                                               6%          24%         33%
Net assets, end of period (in thousands)                      $   3,768    $   5,508     $ 6,756
Ratios with no waivers of management fees and assumption of
 expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                      2.69%        2.57%       2.76%
 Net investment loss                                              (1.22%)      (1.24%)     (1.53%)
Ratios with waiver of management fees and assumption of expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                      2.35%        2.44%       2.35%
 Net investment loss                                              (0.88%)      (1.11%)     (1.12%)

(a) Effective December 11, 2003, the Fund began following a policy that focuses on investment selection regardless of tax impact to shareholders, rather than following the previous "tax-managed" policy that had focused on minimizing dividend income and avoided realizing capital gains.
(b) Amounts round to less than one cent per share, or for percentages less than 0.01%. * Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
+    Ratio with no reduction for fees paid indirectly.

   The accompanying notes are an integral part of these financial statements.

Pioneer Research Fund

-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------

                                                          8/11/04(a)
                                                         to 12/31/04
CLASS Y
Net asset value, beginning of period                       $   8.01
                                                           --------
Increase from investment operations:
  Net investment income                                    $   0.03
  Net realized and unrealized gain on investments and
   foreign currency transactions                               1.21
                                                           --------
     Net increase from investment operations               $   1.24
Distributions to shareowners:
  Net investment income                                       (0.04)
                                                           --------
Net increase in net asset value                            $   1.20
                                                           --------
Net asset value, end of period                             $   9.21
                                                           --------
Total return*                                                 15.51%(b)
Ratio of net expenses to average net assets+                   1.01%**
Ratio of net investment income to average net assets+          2.14%**
Portfolio turnover rate                                         106%
Net assets, end of period (in thousands)                   $  2,374
Ratios with no waiver of management fees by PIM and no
  reduction for fees paid indirectly:
  Net expenses                                                 2.28%**
  Net investment income                                        0.86%**
Ratios with waiver of management fees by PIM and reduction for fees paid indirectly:
  Net expenses                                                 1.01%**
  Net investment income                                        2.14%**

(a)  Class Y was first publicly offered on August 11, 2004.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period.
**   Annualized.
+    Ratios with no reduction for fees paid indirectly.
(b)  Not annualized.

   The accompanying notes are an integral part of these financial statements.

Pioneer Research Fund

-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 12/31/04
-------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies

Pioneer Research Fund (the Fund), formerly Pioneer Core Equity, is a Delaware statutory trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objective of the Fund is to seek long-term capital growth by investing primarily in domestic equity securities. Effective December 11, 2003, the Fund began following a policy that focuses on investment selection regardless of tax impact to shareholders, rather than following the previous "tax-managed" policy that had focused on minimizing dividend income and avoided realizing capital gains.

The Fund offers four classes of shares - Class A, Class B, Class C and Class Y shares. Class Y shares were first publicly offered on August 11, 2004. Shares of Class A, Class B, Class C and Class Y each represent an interest in the same portfolio of investments of the Fund and have equal rights to voting, redemptions, dividends and liquidation, except that each class of shares can bear different transfer agent and distribution fees and have exclusive voting rights with respect to the distribution plans that have been adopted by Class A, Class B and Class C shareowners, respectively. There is no distribution plan for Class Y shares.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income expenses and gain or loss on investments during the reporting years. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:


A. Security Valuation

   Security transactions are recorded as of trade date. The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange
   (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset value, securities are

Pioneer Research Fund

    valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees. Trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. The Fund also may use the fair value of a security, including a non-U.S. security, when the closing market price on the principal exchange where the security is traded no longer reflects the value of the security. At December 31, 2004, there were no securities fair valued. Temporary cash investments are valued at amortized cost.

    Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in exercise of reasonable diligence. Interest income is recorded on the accrual basis.

    Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

B.  Foreign Currency Translation

    The books and records of the Fund are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates.

    Net realized gains and losses on foreign currency transactions represent, among other things, the net realized gains and losses on foreign currency contracts, disposition of foreign currencies and the difference between the amount of income accrued and the U.S. dollars actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated in the statement of operations from the effects of changes in market price of those securities but are included with the net realized and unrealized gain or loss on investments.

Pioneer Research Fund

-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 12/31/04                             (continued)
-------------------------------------------------------------------------------

C.  Forward Foreign Currency Contracts

    The Fund enters into forward foreign currency contracts (contracts) for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific investment transactions (settlement hedges) or portfolio positions (portfolio hedges). All contracts are marked to market daily at the applicable exchange rates, and any resulting unrealized gains or losses are recorded in the Fund's financial statements. The Fund records realized gains and losses at the time a portfolio hedge is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

    At December 31, 2004, the Fund had no outstanding portfolio hedges. The Fund's gross forward currency settlement contracts receivable and payable were $1,698 and $1,709, respectively, resulting in a net payable of $11.


D.  Federal Income Taxes

    It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

    The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the sources of the Fund's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

    At December 31, 2004, the Fund had a net capital loss carryforward of $6,293,136, of which $3,392,261 will expire in 2009, $2,495,119 will expire in 2010 and $405,756 will expire in 2011, if not utilized.

    The Fund has elected to defer approximately $3,500 of currency losses recognized between November 1, 2004 and December 31, 2004 to its fiscal year ending December 31, 2005.

Pioneer Research Fund

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

    There were no distributions paid during the year ended December 31, 2003. The tax character of distributions paid during the year ended December 31, 2004 was as follows:

--------------------------------------------------------------------------------
                                                                  2004
-------------------------------------------------------------------------------
  Distributions paid from:
  Ordinary income                                                $78,755
  Long-term capital gain                                               -
                                                                 -------
  Total                                                          $78,755
                                                                 -------
-------------------------------------------------------------------------------


    The following shows the components of accumulated losses on a federal income tax basis at December 31, 2004.

-------------------------------------------------------------------------------
                                                                  2004
-------------------------------------------------------------------------------
  Undistributed ordinary income                              $         -
  Capital loss carryforward                                  (6,293,136)
  CY Post October loss                                           (3,500)
  Unrealized appreciation                                      1,861,681
                                                             -----------
  Total                                                     $(4,434,955)
                                                             -----------
-------------------------------------------------------------------------------

    The difference between book basis and tax basis unrealized appreciation is attributable to the tax deferral of losses on wash sales and the mark to market of forward currency contracts.

    At December 31, 2004, the Fund has reclassified $4,820 to decrease distributions in excess of net investment income, $3,489 to decrease accumulated net realized loss on investments and $8,309 to decrease paid-in capital, to reflect permanent book/tax differences. The reclassification has no impact on the net assets of the Fund and is designed to present the Fund's capital accounts on a tax basis.

E.  Fund Shares

    The Fund records sales and repurchases of its shares on trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A (UniCredito Italiano), earned approximately $2,169 in underwriting commissions on the sale of Class A shares during the year ended December 31, 2004.

Pioneer Research Fund

-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 12/31/04                             (continued)
-------------------------------------------------------------------------------

F.  Class Allocations

    Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B and Class C shares of the Fund, respectively (see Note 4). Class Y shares are not subject to a distribution plan. Shareowners of each class share all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3). Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on the respective percentage of adjusted net assets at the beginning of the day.

    Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time, and in the same amount, except that Class A, Class B, Class C and Class Y shares can bear different transfer agent and distribution fees.

G.  Securities Lending

    The Fund lends securities in its portfolio to certain broker-dealers or other institutional investors, with the Fund's custodian acting as the lending agent. When entering into a loan, the Fund receives collateral, which is maintained by the custodian and earns income in the form of negotiated lenders' fees. The Fund also continues to receive interest or payments in lieu of dividends on the securities loaned. Gain or loss on the fair value of the loaned securities that may occur during the term of the loan will be for the account of the Fund. The loans are secured by collateral of at least 102%, at all times, of the fair value of the securities loaned. The amount of the collateral will be adjusted daily to reflect any price fluctuation in the value of the loaned securities. The Fund has the right under the lending agreements to recover the securities from the borrower on demand. The Fund invests cash collateral in the Securities Lending Investment Fund, which is managed by Brown Brothers Harriman & Co., the Fund's custodian.

H. Repurchase Agreements

    With respect to repurchase agreements entered into by the Fund, the value of the underlying securities (collateral), including accrued

Pioneer Research Fund

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

    interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian, or subcustodians. The Fund's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

2.  Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredito Italiano, manages the Fund's portfolio. Management fees are calculated daily at the annual rate of 0.75% of the Fund's average daily net assets up to $1 billion and 0.70% of the excess over $1 billion.

Through August 31, 2005, PIM has contractually agreed not to impose all or portion of its management fee and, if necessary, to limit other ordinary operating expenses of the Fund to the extent required to reduce Class A expenses to 1.75% of the average daily net assets attributable to Class A shares. The portion of Fund expenses attributable to Class B, Class C and Class Y shares will be reduced only to the extent such expenses are reduced for Class A shares. Effective June 16, 2003, PIM has further agreed not to impose all or a portion of its management fee and, if necessary, to further limit other operating expenses of the Fund to the extent required to further reduce Class A expenses to 1.15% of the Fund's average daily net assets attributable to Class A shares. The portion of Fund expenses attributable to Class B, Class C and Class Y shares will be reduced only to the extent such expenses are reduced for Class A shares. This additional waiver/subsidy is voluntary and may be revised or terminated at any time by PIM.

In addition, under the management agreement, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. At December 31, 2004, $1,973 was payable to PIM related to management fees, administrative costs and certain other services and is included in due to affiliates.

3.  Transfer Agent

PIMSS, a wholly owned indirect subsidiary of Unicredito Italiano, provides substantially all transfer agent and shareowner services to the

Pioneer Research Fund

-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 12/31/04                             (continued)
-------------------------------------------------------------------------------

Fund at negotiated rates. Included in due to affiliates is $3,870 in transfer agent fees payable to PIMSS at December 31, 2004.

4.  Distribution Plan

The Fund adopted a Plan of Distribution for each class of shares (Class A Plan, Class B Plan and Class C Plan) in accordance with Rule 12b-1 of the Investment Company Act of 1940. Pursuant to the Class A Plan, the Fund pays PFD a service fee of up to 0.25% of the average daily net assets attributable to Class A shares in reimbursement of its actual expenditures to finance activities primarily intended to result in the sale of Class A shares. Pursuant to the Class B Plan and the Class C Plan, the Fund pays PFD 1.00% of the average daily net assets attributable to each class of shares. The fee consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Included in due to affiliates is $11,055 in distribution fees payable to PFD at December 31, 2004.

In addition, redemptions of each class of shares may be subject to a contingent deferred sales charge (CDSC). Effective February 1, 2004, a CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 18 months of purchase (12 months for shares purchased prior to February 1, 2004). Effective December 1, 2004, Class B shares that are redeemed within five years of purchase are subject to a CDSC at declining rates beginning at 4.00%, based on the lower of cost or market value of shares being redeemed. Shares purchased prior to December 1, 2004 remain subject to the CDSC in effect at the time those shares were purchased. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%. Proceeds from the CDSCs are paid to PFD. For the year ended December 31, 2004, CDSCs in the amount of $24,718 were paid to PFD.

5. Expense Offset Arrangements

The Fund has entered into certain expense offset arrangements with PIMSS resulting in a reduction in the Fund's total expenses due to interest earned on cash held by PIMSS. For the year ended December 31, 2004, the Fund's expenses were reduced by $266 under such arrangements.

Pioneer Research Fund

-------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
-------------------------------------------------------------------------------

To the Board of Trustees and Shareowners of Pioneer Research Fund:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Pioneer Research Fund (the "Fund") as of December 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the two years in the period ended December 31, 2001 were audited by other auditors who have ceased operations and whose report, dated February 15, 2002, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Pioneer Research Fund at December 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, in conformity with U.S generally accepted accounting principles.


                                              /s/Ernst & Young LLP


Boston, Massachusetts
February 18, 2005

Pioneer Research Fund

-------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
-------------------------------------------------------------------------------

Investment Adviser
Pioneer Investment Management, Inc.


Custodian
Brown Brothers Harriman & Co.


Independent Registered Public Accounting Firm
Ernst & Young LLP


Principal Underwriter
Pioneer Funds Distributor, Inc.


Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP


Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.


Trustees and Officers
The Fund's Board of Trustees provides broad supervision over the Fund's affairs. The officers of the Fund are responsible for the Fund's operations. The Fund's Trustees and officers are listed below, together with their principal occupations during the past five years. Trustees who are interested persons of the Fund within the meaning of the Investment Company Act of 1940 are referred to as Interested Trustees. Trustees who are not interested persons of the Fund are referred to as Independent Trustees. Each of the Trustees serves as a trustee of each of the 74 U.S. registered investment portfolios for which Pioneer Investment Management, Inc. ("Pioneer") serves as investment adviser (the "Pioneer Funds"). The address for all Interested Trustees and all officers of the Fund is 60 State Street, Boston, Massachusetts 02109.

The Fund's statement of additional information provides more detailed information regarding the Fund's Trustees and is available upon request, without charge, by calling 1-800-225-6292.

Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at www.pioneerfunds.com and on the SEC's website at http://www.sec.gov.

Pioneer Research Fund

-------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES
-------------------------------------------------------------------------------------------------------------------------
                            Positions Held
Name and Age                With the Fund               Term of Office
John F. Cogan, Jr. (78)*    Chairman of the Board,      Serves until
                            Trustee and President       successor trustee is
                                                        elected or earlier
                                                        retirement or
                                                        removal

*    Mr. Cogan is an Interested Trustee because he is an officer or director of
     Pioneer and certain of its affiliates.
-------------------------------------------------------------------------------------------------------------------------
Osbert M. Hood (52)**       Trustee and                 Serves until
                            Executive Vice President    successor trustee is
                                                        elected or earlier
                                                        retirement or
                                                        removal

**   Mr. Hood is an Interested Trustee because he is an officer or director of
     Pioneer and certain of its affiliates.
-------------------------------------------------------------------------------------------------------------------------
                                                                                          Other Directorships Held
Name and Age                Principal Occupation During Past Five Years                   by this Trustee
John F. Cogan, Jr. (78)*    Trustee and President Services until retirement or removal;   Director of Harbor
                            Deputy Chairman and a Director of Pioneer Global Asset        Global Company, Ltd.
                            Management S.p.A. ("PGAM"); Non-Executive Chairman
                            and a Director of Pioneer Investment Management USA Inc.
                            ("PIM-USA"); Chairman and a Director of Pioneer Alternative
                            Investment Management (Bermuda) Limited and affilliated
                            funds; President and Director of Pioneer Funds Distributor,
                            Inc. ("PDF"); President of all of the Pioneer Funds; and of
                            Councel (since 2000, partner prior to 2000), Wilmer Cutler
                            Pickering Hale and Dorr LLP (counsel to PIM-USA and the
                            Pioneer Funds).
-------------------------------------------------------------------------------------------------------------------------
Osbert M. Hood (52)**       President and Chief Executive Officer, PIM-USA since          None
                            May 2003 (Director since January 2001); President and
                            Director of Pioneer since May 2003; Chairman and Director
                            of Pioneer Investment Management Shareholder Services, Inc.
                            ("PIMSS") since May 2003; Executive Vice President of all
                            of the Pioneer Funds since June 2003:; Executive Vice
                            President and Chief Operating Officer of PIM-USA, November
                            2000 to May 2003; Executive Vice President, Chief Financial
                            Officer and Treasurer, John Hancock Advisers, L.L.C.,
                            Boston, MA, November 1999 to November 2000; Senior Vice
                            President and Chief Financial Officer, John Hancock Advisers,
                            L.L.C., April 1997 to November 1999.
-------------------------------------------------------------------------------------------------------------------------


Pioneer Research Fund
--------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------

                               Positions Held
Name and Age                   With the Fund         Term of Office
David R. Bock **(61)           Trustee since 2005.   Serves until a
3050 K. Street NW,                                   successor trustee is
Washington, DC 20007                                 elected or earlier
                                                     retirement or removal.

**Mr. Bock became a Trustee of the Fund on January 1, 2005.
--------------------------------------------------------------------------------
Mary K. Bush (56)              Trustee since 1999.   Serves until
3509 Woodbine Street,                                successor trustee
Chevy Chase, MD 20815                                is elected or earlier
                                                     retirement or removal
--------------------------------------------------------------------------------
Margaret B.W. Graham (57)      Trustee since 1999.   Serves until
1001 Sherbrooke Street West,                         successor trustee
Montreal, Quebec, Canada                             is elected or earlier
H3A 1G5                                              retirement or removal
--------------------------------------------------------------------------------

                                                                                            Other Directorships Held
Name and Age                   Principal Occupation During Past Five Years                  by this Trustee
David R. Bock **(61)           Senior Vice President and Chief Financial Officer, I-trax,   Director of The Enterprise
3050 K. Street NW,             Inc. (publicly traded health care services company)          Social Investment
Washington, DC 20007           (2001-present); Managing Partner, Federal City Capital       Company (privately-held
                               Advisors (boutique merchant bank) (1995-2000;                affordable housing
                               2002 to 2004); Executive Vice President and Chief            finance company
                               Financial); Officer, Pedestal Inc. (internet-based           Director of New York
                               mortgage trading company)(2000-2002)                         Mortgage Trust (publicly
                                                                                            traded mortgage REIT)

**Mr. Bock became a Trustee of the Fund on January 1, 2005.
------------------------------------------------------------------------------------------------------------------------
Mary K. Bush (56)              President, Bush International (international financial       Director of Brady
3509 Woodbine Street,          advisory firm)                                               Corporation (industrial
Chevy Chase, MD 20815                                                                       identification and
                                                                                            specialty coated
                                                                                            material products
                                                                                            manufacturer),
                                                                                            Millennium Chemicals,
                                                                                            Inc. (commodity
                                                                                            chemicals), Mortgage
                                                                                            Guaranty Insurance
                                                                                            Corporation, and R.J.
                                                                                            Reynolds Tobacco
                                                                                            Holdings, Inc. (tobacco)
------------------------------------------------------------------------------------------------------------------------
Margaret B.W. Graham (57)      Founding Director, The Winthrop Group, Inc. (consulting      None
1001 Sherbrooke Street West,   firm); Professor of Management, Faculty of Management,
Montreal, Quebec, Canada       McGill University
H3A 1G5
------------------------------------------------------------------------------------------------------------------------

Pioneer Research Fund
--------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------

                                Positions Held
Name and Age                    With the Fund         Term of Office
Marguerite A. Piret (56)        Trustee since 1999.   Serves until
One Boston Place, 28th Floor,                         successor trustee
Boston, MA 02108                                      is elected or earlier
                                                      retirement or removal
--------------------------------------------------------------------------------
Stephen K. West (76)            Trustee since 1999.   Serves until
125 Broad Street,                                     successor trustee
New York, NY 10004                                    is elected or earlier
                                                      retirement or removal
--------------------------------------------------------------------------------
John Winthrop (68)              Trustee since 1999.   Serves until
One North Adgers Wharf,                               successor trustee
Charleston, SC 29401                                  is elected or earlier
                                                      retirement or removal
--------------------------------------------------------------------------------

                                                                                          Other Directorships Held
Name and Age                    Principal Occupation During Past Five Years               by this Trustee
Marguerite A. Piret (56)        President and Chief Executive Officer, Newbury,           Director of New America
One Boston Place, 28th Floor,   Piret & Company, Inc. (investment banking firm)           High Income Fund, Inc.
Boston, MA 02108                                                                          (closed-end investment
                                                                                          company)
------------------------------------------------------------------------------------------------------------------------
Stephen K. West (76)            Senior Counsel, Sullivan & Cromwell (law firm)            Director, The Swiss
125 Broad Street,                                                                         Helvetia Fund, Inc.
New York, NY 10004                                                                        (closed-end investment
                                                                                          company) and AMVESCAP
                                                                                          PLC (investment managers)
------------------------------------------------------------------------------------------------------------------------
John Winthrop (68)              President, John Winthrop & Co., Inc.                      None
One North Adgers Wharf,         (private investment firm)
Charleston, SC 29401
------------------------------------------------------------------------------------------------------------------------


Pioneer Research Fund
--------------------------------------------------------------------------------
FUND OFFICERS
--------------------------------------------------------------------------------

                             Positions Held
Name and Age                 With the Fund         Term of Office
Dorothy E. Bourassa (57)     Secretary             Serves at the discretion
                                                   of the Board
--------------------------------------------------------------------------------
Christopher J. Kelley (40)   Assistant Secretary   Serves at the discretion
                                                   of the Board
--------------------------------------------------------------------------------
David C. Phelan (47)         Assistant Secretary   Serves at the discretion
                                                   of the Board
--------------------------------------------------------------------------------
Vincent Nave (59)            Treasurer             Serves at the discretion
                                                   of the Board
--------------------------------------------------------------------------------


                                                                                     Other Directorships Held
Name and Age                 Principal Occupation During Past Five Years             by this Officer
Dorothy E. Bourassa (57)     Secretary of PIM-USA; Senior Vice President- Legal of   None
                             Pioneer; and Secretary/Clerk of most of PIM-USA's
                             subsidiaries since October 2000; Secretary of all of
                             the Pioneer Funds since September 2003 (Assistant
                             Secretary from November 2000 to September 2003);
                             and Senior Counsel, Assistant Vice President and
                             Director of Compliance of PIM-USA from April 1998
                              through October 2000
------------------------------------------------------------------------------------------------------------------------
Christopher J. Kelley (40)   Assistant Vice President and Senior Counsel of          None
                             Pioneer since July 2002; Vice President and Senior
                             Counsel of BISYS Fund Services, Inc. (April 2001 to
                             June 2002); Senior Vice President and Deputy
                             General Counsel of Funds Distributor, Inc. (July
                             2000 to April 2001; Vice President and Associate
                             General Counsel from July 1996 to July 2000);
                             Assistant Secretary of all Pioneer Funds since
                             September 2003
------------------------------------------------------------------------------------------------------------------------
David C. Phelan (47)         Partner, Wilmer Cutler Pickering Hale and Dorr LLP;     None
                             Assistant Secretary of all Pioneer Funds since
                             September 2003
------------------------------------------------------------------------------------------------------------------------
Vincent Nave (59)            Vice President-Fund Accounting, Administration and      None
                             Custody Services of Pioneer; and Treasurer of all of
                             the Pioneer Funds (Assistant Treasurer from June
                             1999 to November 2000)
------------------------------------------------------------------------------------------------------------------------


Pioneer Research Fund
--------------------------------------------------------------------------------
FUND OFFICERS
--------------------------------------------------------------------------------

                              Positions Held
Name and Age                  With the Fund         Term of Office
Mark E. Bradley (45)          Assistant Treasurer   Serves at the discretion
                                                    of the Board
--------------------------------------------------------------------------------
Luis I. Presutti (39)         Assistant Treasurer   Serves at the discretion
                                                    of the Board
--------------------------------------------------------------------------------
Gary Sullivan (46)            Assistant Treasurer   Serves at the discretion
                                                    of the Board
--------------------------------------------------------------------------------
Katharine Kim Sullivan (31)   Assistant Treasurer   Serves at the discretion
                                                    of the Board
--------------------------------------------------------------------------------
                                                                                     Other Directorships Held
Name and Age                  Principal Occupation During Past Five Years            by this Officer
Mark E. Bradley (45)          Deputy Treasurer of Pioneer since 2004; Treasurer      None
                              and Senior Vice President, CDC IXIS Asset
                              Management Services from 2002 to 2003; Assistant
                              Treasurer and Vice President, MFS Investment
                              Management from 1997 to 2002; and Assistant
                              Treasurer of all of the Pioneer Funds since
                              November 2004
------------------------------------------------------------------------------------------------------------------------
Luis I. Presutti (39)         Assistant Vice President-Fund Accounting,              None
                              Administration and Custody Services of Pioneer; and
                              Assistant Treasurer of all of the Pioneer Funds since
                              November 2000
------------------------------------------------------------------------------------------------------------------------
Gary Sullivan (46)            Fund Accounting Manager-Fund Accounting,               None
                              Administration and Custody Services of Pioneer; and
                              Assistant Treasurer of all of the Pioneer Funds since
                              May 2002
------------------------------------------------------------------------------------------------------------------------
Katharine Kim Sullivan (31)   Fund Administration Manager-Fund Accounting,           None
                              Administration and Custody Services since June
                              2003; Assistant Vice President-Mutual Fund
                              Operations of State Street Corporation from June
                              2002 to June 2003 (formerly Deutsche Bank Asset
                              Management); Pioneer Fund Accounting,
                              Administration and Custody Services (Fund Accounting
                              Manager from August 1999 to May 2002, Fund
                              Accounting Services Supervisor from 1997 to July
                              1999); Assistant Treasurer of all Pioneer Funds since
                              September 2003
------------------------------------------------------------------------------------------------------------------------


Pioneer Research Fund
--------------------------------------------------------------------------------
FUND OFFICERS
--------------------------------------------------------------------------------
                         Positions Held
Name and Age             With the Fund        Term of Office
Martin J. Wolin (37)     Chief Compliance     Serves at the discretion
                         Officer              of the Board


--------------------------------------------------------------------------------
The outstanding capital stock of PFD, PIM and PIMSS is indirectly wholly owned by UniCredito Italiano S.p.A. ("UniCredito Italiano"), one of the largest banking groups in Italy. PIM, the Fund's investment adviser, provides investment management and financial services to mutual funds, institutional and other clients.


Name and Age               Principal Occupation During Past Five Years

Martin J. Wolin (37)       Chief Compliance Officer of Pioneer (Director of
                           Compliance and Senior Counsel from November 2000
                           to September 2004); Vice President and Associate
                           General Counsel of UAM Fund Services, Inc. (mutual
                           fund administration company) from February 1998 to
                           November 2000; and Chief Complience Officer of all of
                           the Pioneer Funds.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE PIONEER FAMILY OF MUTUAL FUNDS
--------------------------------------------------------------------------------

Please consider a fund's investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other information about a fund and should be read carefully before you invest or send money. To obtain a prospectus and for other information on any Pioneer fund, contact your advisor, call 1-800-225-6292 or visit our web site at www.pioneerfunds.com.

     U.S. Equity
  Pioneer Fund
  Pioneer Balanced Fund
     Pioneer Cullen Value Fund
  Pioneer Equity Income Fund
  Pioneer Equity Opportunity Fund
     Pioneer Growth Opportunities Fund
  Pioneer Growth Shares
  Pioneer Mid Cap Growth Fund
  Pioneer Mid Cap Value Fund
     Pioneer Oak Ridge Large Cap
   Growth Fund
     Pioneer Oak Ridge Small Cap
   Growth Fund
     Pioneer Papp America-Pacific
   Rim Fund
     Pioneer Papp Small and Mid Cap
   Growth Fund
  Pioneer Papp Stock Fund
     Pioneer Papp Strategic
   Growth Fund
  Pioneer Real Estate Shares
  Pioneer Research Fund
  Pioneer Small Cap Value Fund
  Pioneer Small Company Fund
  Pioneer Value Fund

     Asset Allocation
     Pioneer Ibbotson Moderate
   Allocation Fund
     Pioneer Ibbotson Growth
     Allocation Fund
     Pioneer Ibbotson Aggressive
     Allocation Fund


     International/Global Equity
  Pioneer Emerging Markets Fund
  Pioneer Europe Select Fund
  Pioneer Europe Fund
  Pioneer International Equity Fund
  Pioneer International Value Fund


     Fixed Income
  Pioneer America Income Trust
  Pioneer Bond Fund
     Pioneer California Tax Free
     Income Fund
  Pioneer Global High Yield Fund
  Pioneer High Yield Fund
     Pioneer Municipal Bond Fund
     Pioneer Short Term Income Fund
  Pioneer Strategic Income Fund
  Pioneer Tax Free Income Fund


     Money Market
     Pioneer Cash Reserves Fund*
     Pioneer Tax Free Money
     Market Fund

* An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

                            This page for your notes.

--------------------------------------------------------------------------------
HOW TO CONTACT PIONEER
--------------------------------------------------------------------------------

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:

Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                           1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                        1-800-225-4321

Retirement plans information                                1-800-622-0176

Telecommunications Device for the Deaf (TDD)                1-800-225-1997


Write to us:

PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014

Our toll-free fax                                           1-800-225-4240

Our internet e-mail address                  ask.pioneer@pioneerinvest.com
(for general questions about Pioneer only)

Visit our web site:                                   www.pioneerfunds.com

Please consider the Fund's investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other information about the Fund and should be read carefully before you invest or send money. To obtain a prospectus and for other information on any Pioneer fund, call 1-800-225-6292 or visit our web site www.pioneerfunds.com.

The Fund files a complete statement of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareowners may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, D.C. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.



ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

Audit Fees
Fees for audit services provided to the Fund, including fees associated with the routine and non routine filings of its Form N-1A, totaled approximately $30,700 in 2004 and approximately $22,000 in 2003. Included in the 2003 fees is an additional billing related to that audit, which was billed after the Funds filing of its N-CSR for the year ended December 31, 2003.


(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Audit-Related and Other Fees
There were no audit-related and other services provided to the Fund during the fiscal years ended December 31, 2004 and 2003.


(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Tax Fees
Fees for tax compliance services, primarily for tax returns, totaled approximately $7,000 in 2004 and approximately $3,600 in 2003.


(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Audit-Related and Other Fees
There were no audit-related and other services provided to the Fund during the fiscal years ended December 31, 2004 and 2003.



(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognizes the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognizes that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

    N/A

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

The Fund's independent auditor, Ernst & Young
LLP ("E&Y"), recently has advised the Securities and Exchange Commission, the Public Company
Accounting Oversight Board, and the Audit
Committee of the Fund's Board of Trustees that certain non-audit work performed by E&Y's China affiliate has raised questions regarding E&Y's independence with respect to its performance of audit services for the Fund. In July 2004, E&Y became aware that member firms in China ("E&Y
China") provided certain tax services to offices of UniCredito Italiano, S.p.A. ("UCI"), a member of the Fund's Investment Company Complex. The services included receipt and disbursement of monies transferred to E&Y China by UCI in payment of individual expatriate income taxes due on returns prepared by E&Y China for certain UCI employees located in China from October 1998 to May 2003. E&Y became auditors of the Fund in May 2002. These expatriate tax services were discontinued in May 2003. The fees received by E&Y China for all such services totaled $3,685.

The Fund's Audit Committee and E&Y have
discussed the matter, including the nature of the services provided, the personnel involved in providing the services and the fees received by E&Y for performing the services. The Committee continues to review the facts and circumstances surrounding the matter, including the issue of whether the monies transferred for employees' taxes were de facto monies due the employees for tax payments rather than monies belonging to UCI.
E&Y has informed the Audit Committee that based on its internal reviews and the de minimis nature of the services provided and fees received, it does not believe its independence with respect to the Fund has been impaired.

Aggregate Non-Audit Fees

The aggregate non-audit fees for the Fund and affiliates, as previously defined, totaled approximately $6,000 in 2004 and $26,900 in 2003. These fees include services provided prior to May 6, 2003, the effective date of the pre-approval process

The Fund's audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.


(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Non-Audit Services
Beginning with non-audit service contracts entered into on or after May 6, 2003, the effective date of the new SEC pre-approval rules, the Funds audit committee is required to pre-approve services to affiliates defined by SEC rules to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Fund. For the years ended December 31, 2004 and 2003, there were no services provided to an affiliate that required the Funds audit committee pre-approval.


ITEMS 5-6. [RESERVED]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.


ITEM 8. [RESERVED]


ITEM 9. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded, that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 10. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Research Fund


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date   March 9, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date  March 9, 2005


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date  March 9, 2005

* Print the name and title of each signing officer under his or her signature.